OTHER ACCOUNTS RECEIVABLES (Schedule of Other Accounts Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other accounts receivables [abstract]
Government authorities	$ 1,838	$ 1,552
Prepaid expenses	1,240	1,086
Accrued interest	70	66
Accrued income	101	193
Materials for clinical trials and inventory designated for R&D activities		399
Other	8	12
Derivatives financial instruments mainly measured at fair value through other comprehensive income	15
Total Other Accounts Receivables	$ 3,272	$ 3,308